Goodwill and Other Intangibles (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in the carrying amount of goodwill
Changes in the carrying amount of goodwill, for the years ended December 31, 2021 and 2020 are as follows:

	Agriculture	Construction	Commercial and Specialty Vehicles	Powertrain	Financial Services	Total
	(in millions)
Balance at January 1, 2020	$1,732	$587	$59	$5	$155	$2,538
Foreign currency translation and other	(37)	(2)	6	2	2	(29)
Goodwill impairment charge	—	(585)	—	—	—	(585)
Balance at December 31, 2020	$1,695	$—	$65	$7	$157	$1,924
Foreign currency translation and other	(1)	(2)	(5)	(1)	(1)	(10)
Acquisitions	1,326	51	—	—	—	1,377
Balance at December 31, 2021	$3,020	$49	$60	$6	$156	$3,291

Schedule of other intangible assets and related accumulated amortization
As of December 31, 2021, and December 31, 2020, the Company’s other intangible assets and related accumulated amortization consisted of the following:

		2021			2020
	Weighted Avg. Life	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
		(in millions)
Other intangible assets subject to amortization:
Dealer networks	15	$310	$249	$61	$311	$241	$70
Patents, concessions, licenses and other	5-25	2,718	1,703	1,015	2,107	1,678	429
		3,028	1,952	1,076	2,418	1,919	499
Other intangible assets not subject to amortization:
Trademarks		272	—	272	273	—	273
Total Other intangible assets		$3,300	$1,952	$1,348	$2,691	$1,919	$772